UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $228,337 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     6658   129891 SH       SOLE                   129891
AUTONAVI HLDGS LTD             SPONSORED ADR    05330F106     6263   357880 SH       SOLE                   357880
BAIDU INC                      SPON ADR REP A   056752108    15276   148864 SH       SOLE                   148864
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    10537   402339 SH       SOLE                   402339
CNINSURE INC                   SPONSORED ADR    18976M103     4476   192614 SH       SOLE                   192614
CROWN CASTLE INTL CORP         COM              228227104    16935   383578 SH       SOLE                   383578
CROWN HOLDINGS INC             COM              228368106     3311   115526 SH       SOLE                   115526
DANA HLDG CORP                 COM              235825205     8274   671592 SH       SOLE                   671592
DIRECTV                        COM CL A         25490A101     9278   222868 SH       SOLE                   222868
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302     3573    93555 SH       SOLE                    93555
GENERAL GROWTH PPTYS INC       COM              370021107     8460   542310 SH       SOLE                   542310
GOOGLE INC                     CL A             38259P508     5193     9876 SH       SOLE                     9876
IESI BFC LTD                   COM              44951D108    13022   568903 SH       SOLE                   568903
JARDEN CORP                    COM              471109108     4322   138824 SH       SOLE                   138824
KAR AUCTION SVCS INC           COM              48238T109    11007   872869 SH       SOLE                   872869
KRATON PERFORMANCE POLYMERS    COM              50077C106     6749   248596 SH       SOLE                   248596
LAS VEGAS SANDS CORP           COM              517834107    24545   704316 SH       SOLE                   704316
METTLER TOLEDO INTERNATIONAL   COM              592688105     3713    29835 SH       SOLE                    29835
NETEZZA CORP                   COM              64111N101     9810   364008 SH       SOLE                   364008
NEWELL RUBBERMAID INC          COM              651229106     5891   330793 SH       SOLE                   330793
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     1668    52900 SH       SOLE                    52900
SOLUTIA INC                    COM NEW          834376501     8346   520980 SH       SOLE                   520980
STANLEY BLACK & DECKER INC     COM              854502101     7263   118516 SH       SOLE                   118516
TIME WARNER CABLE INC          COM              88732J207     7659   141860 SH       SOLE                   141860
TRIUMPH GROUP INC NEW          COM              896818101     5115    68573 SH       SOLE                    68573
TYCO INTERNATIONAL LTD         SHS              H89128104     6866   186925 SH       SOLE                   186925
WILLIAMS COS INC DEL           COM              969457100     5855   306410 SH       SOLE                   306410
WYNDHAM WORLDWIDE CORP         COM              98310W108     8272   301117 SH       SOLE                   301117